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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number: __________

     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hudson Bay Capital Management LP
Address:   120 Broadway, 40th Floor
           New York, New York 10271

Form 13F File Number: 028-12909

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles Winkler
Title: Chief Operating Officer
Phone: (212) 571-1244


Signature, Place, and Date of Signing:


/s/Charles Winkler       New York, New York   5/15/08
----------------------   ------------------   -------
   [Signature]              [City, State]      [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 113

Form 13F Information Table Value Total:  $201,386
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7           COLUMN 8

                                                                                                                  VOTING AUTHORITY
                                                                                                                  ----------------
                                                         VALUE    SHARES/   SH/  PUT/  INVESTMENT    OTHER
NAME OF ISSUER            TITLE OF CLASS    CUSIP      (X$1000)   PRN AMT   PRN  CALL  DSCRETION   MANAGERS       SOLE   SHARED NONE
------------------------- ----------------  ---------  --------  ---------  ---  ----  ----------  ----------  --------- ------ ----
2020 CHINACAP ACQUIRCO
INC                       COM               90212G109    2,210     307,000   SH           SOLE                   307,000    0     0
ACCENTIA
BIOPHARMACEUTICALS        COM               00430L103       21      19,000   SH           SOLE                    19,000    0     0
ADAMS EXPRESS CO          COM               006212104      296      23,700   SH           SOLE                    23,700    0     0
AKEENA SOLAR INC DE       COM               009720103      115      15,000   SH           SOLE                    15,000    0     0
ALCOA INC                 COM               013817101      397      11,000   SH           SOLE                    11,000    0     0
ALCOA INC                 COM               013817101      146      75,000   SH  CALL     SOLE                    75,000    0     0
ALCOA INC                 COM               013817101      379      65,000   SH  PUT      SOLE                    65,000    0     0
ALLIANCE DATA SYSTEMS
CORP                      COM               018581108    2,078      43,745   SH           SOLE                    43,745    0     0
ALLIANCE DATA SYSTEMS
CORP                      COM               018581108      456      32,000   SH  PUT      SOLE                    32,000    0     0
ALPHA SEC GROUP CORP      COM               02078A100      108      11,400   SH           SOLE                    11,400    0     0
ALTERNATIVE ASSET MGMT
ACQU                      COM               02149U101    1,531     161,700   SH           SOLE                   161,700    0     0
AMBAC FINL GROUP INC      COM               023139108      473      82,179   SH           SOLE                    82,179    0     0
ANTARES PHARMA INC        COM               036642106      143     133,260   SH           SOLE                   133,260    0     0
ASA LIMITED               COM               G3156P103    5,034      61,314   SH           SOLE                    61,314    0     0
AVI BIOPHARMA INC         COM               002346104       21      11,548   SH           SOLE                    11,548    0     0
BEA SYS INC               COM               073325102   13,785     719,857   SH           SOLE                   719,857    0     0
BEACON POWER CORP         COM               073677106      263     276,773   SH           SOLE                   276,773    0     0
CAPITOL ACQUISITION CORP
DEL                       COM               14055E104      516      56,100   SH           SOLE                    56,100    0     0
CAPSTONE TURBINE CORP     COM               14067D102        7       8,200   SH  PUT      SOLE                     8,200    0     0
CELL THERAPEUTICS INC     COM NEW           150934404       25      37,300   SH           SOLE                    37,300    0     0
CELL THERAPEUTICS INC     COM NEW           150934404       68      15,100   SH  PUT      SOLE                    15,100    0     0
CHARLOTTE RUSSE HLDG INC  COM               161048103      175      10,100   SH           SOLE                    10,100    0     0
CHINA BAK BATTERY INC     COM               16936Y100    4,713   1,250,000   SH           SOLE                 1,250,000    0     0
CHINA HLDGS ACQUISITION
CORP                      COM               16942N106       39       4,350   SH           SOLE                     4,350    0     0
CHINA PRECISION STEEL INC COM               16941J106      335      89,466   SH           SOLE                    89,466    0     0
CLARK HLDGS INC           *W EXP 02/15      18145M117       97     420,300   SH           SOLE                   420,300    0     0
CLEAR CHANNEL
COMMUNICATIONS            COM               184502102    6,604     225,996   SH           SOLE                   225,996    0     0
CLEAR CHANNEL
COMMUNICATIONS            COM               184502102       26      31,800   SH  CALL     SOLE                    31,800    0     0

CLEAR CHANNEL
COMMUNICATIONS            COM               184502102    1,324     560,000   SH  PUT      SOLE                   560,000    0     0
CME GROUP INC             COM               12572Q105    5,809      12,384   SH           SOLE                    12,384    0     0
COMMUNITY BANKERS
ACQUISITN                 COM               20361R101      941     125,100   SH           SOLE                   125,100    0     0
CORTEX PHARMACEUTICALS
INC                       COM NEW           220524300       22      28,200   SH           SOLE                    28,200    0     0
COUNTRYWIDE FINANCIAL
CORP                      COM               222372104    2,731   2,211,800   SH  CALL     SOLE                 2,211,800    0     0
COUNTRYWIDE FINANCIAL
CORP                      COM               222372104      527     482,100   SH  PUT      SOLE                   482,100    0     0
CYTRX CORP                COM NEW           232828301        4       3,300   SH           SOLE                     3,300    0     0
DWS MULTI MKT INCOME TR   SHS               23338L108    1,042     130,243   SH           SOLE                   130,243    0     0
DWS STRATEGIC INCOME TR   SHS               23338N104      110      10,000   SH           SOLE                    10,000    0     0
E FUTURE INFORMATION TECH
IN                        SHS               G29438101      828      62,243   SH           SOLE                    62,243    0     0
EMCORE CORP               COM               290846104    5,069     880,000   SH           SOLE                   880,000    0     0
ENCYSIVE PHARMACEUTICALS
INC                       COM               29256X107        7      33,000   SH  PUT      SOLE                    33,000    0     0
ENERGY FOCUS INC          COM               29268T102       92      39,002   SH           SOLE                    39,002    0     0
ENTERPRISE ACQUISITION
CORP                      COM               29365R108      920     100,000   SH           SOLE                   100,000    0     0
EPICEPT CORP              COM               294264205      112     210,585   SH           SOLE                   210,585    0     0
GETTY IMAGES INC          COM               374276103    1,203      37,597   SH           SOLE                    37,597    0     0
GLOBAL BPO SVCS CORP      COM               378981104    2,749     375,000   SH           SOLE                   375,000    0     0
GLOBAL BRANDS ACQUISITION
CO                        COM               378982102       31       3,300   SH           SOLE                     3,300    0     0
GLOBAL CONSUMER ACQST
CORP                      COM               378983100    3,178     350,000   SH           SOLE                   350,000    0     0
GOLDEN POND HEALTHCARE
INC                       COM               38116J109      315      42,900   SH           SOLE                    42,900    0     0
H & Q LIFE SCIENCES INVS  SH BEN INT        404053100      482      40,781   SH           SOLE                    40,781    0     0
HARBOR ACQUISITION
CORPORATI                 COM               41145X107    1,137     193,000   SH           SOLE                   193,000    0     0
HD PARTNERS ACQUISITION
CORP                      COM               40415K100      346      43,500   SH           SOLE                    43,500    0     0
HECKMANN CORP             COM               422680108    2,086     280,000   SH           SOLE                   280,000    0     0
HICKS ACQUISITION CO I
INC                       COM               429086309    1,102     120,000   SH           SOLE                   120,000    0     0
HIGHLANDS ACQUISITION     COM               430880104      454      50,000   SH           SOLE                    50,000    0     0
HILLENBRAND INDS INC      COM               431573104      239       5,000   SH           SOLE                     5,000    0     0
HLTH CORPORATION          COM               40422Y101    5,183     543,316   SH           SOLE                   543,316    0     0
IDEATION ACQUISITION CORP COM               451665103    1,430     200,000   SH           SOLE                   200,000    0     0
IDEATION ACQUISITION CORP *W EXP 11/19      451665111       64     158,900   SH           SOLE                   158,900    0     0
INTER ATLANTIC FINANCIAL
INC                       COM               45890H100      230      31,300   SH           SOLE                    31,300    0     0
ISHARES COMEX GOLD TR     ISHARES           464285105    1,056      11,650   SH           SOLE                    11,650    0     0
JK ACQUISITION CORP       COM               47759H106      771     128,500   SH           SOLE                   128,500    0     0
JK ACQUISITION
CORP                      *W EXP 04/10/201  47759H114        1   1,000,000   SH           SOLE                 1,000,000    0     0
JP MORGAN CHASE & CO      COM               46625H100      934      21,753   SH           SOLE                    21,753    0     0
KBL HEALTHCARE ACQUIS
CORP I                    COM               48241N107      785     108,999   SH           SOLE                   108,999    0     0

KRAFT FOODS INC           CL A              50075N104    8,220     265,084   SH           SOLE                   265,084    0     0
LATIN AMER EQUITY FD INC
NEW                       COM               51827Q106      944      20,858   SH           SOLE                    20,858    0     0
LEHMAN BROS HLDGS INC     COM               524908100      800     335,000   SH  CALL     SOLE                   335,000    0     0
LEHMAN BROS HLDGS INC     COM               524908100    1,990     505,400   SH  PUT      SOLE                   505,400    0     0
METALICO INC              COM               591176102    5,021     512,821   SH           SOLE                   512,821    0     0
MEXICO FD INC             COM               592835102   38,578   1,113,682   SH           SOLE                 1,113,682    0     0
MIDDLEBROOK
PHARMACEUTICAL I          COM               596087106       22       5,507   SH           SOLE                     5,507    0     0
OCWEN FINL CORP           COM NEW           675746309    1,605     361,559   SH           SOLE                   361,559    0     0
OVERTURE ACQUISITION CORP SHS               G6830P100      507      55,000   SH           SOLE                    55,000    0     0
PETROLEUM & RES CORP      COM               716549100      467      12,826   SH           SOLE                    12,826    0     0
PHOTOMEDEX INC            COM               719358103       26      27,956   SH           SOLE                    27,956    0     0
POLARIS ACQUISITION CORP  COM               73104R102      549      60,000   SH           SOLE                    60,000    0     0
POLARIS ACQUISITION CORP  *W EXP 01/10/201  73104R110       19      42,000   SH           SOLE                    42,000    0     0
POLARIS ACQUISITION CORP  UNIT 99/99/9      73104R201      243      25,000   SH           SOLE                    25,000    0     0
POWERSHS DB MULTI SECT
COMM                      DB SILVER FUND    73936B309    1,006      31,729   SH           SOLE                    31,729    0     0
PROSPECT ACQUISITION CORP COM               74347T103      461      50,820   SH           SOLE                    50,820    0     0
RENAISSANCE ACQUISITION
CORP                      COM               75966C305      419      74,600   SH           SOLE                    74,600    0     0
RODMAN & RENSHAW CAP GP
INC                       COM               77487R100      167     100,000   SH           SOLE                   100,000    0     0
SAPPHIRE INDUSTRIALS CORP COM               80306T109    1,832     200,000   SH           SOLE                   200,000    0     0
SATCON TECHNOLOGY CORP    COM               803893106      142      80,099   SH           SOLE                    80,099    0     0
SEANERGY MARITIME CORP    SHS               Y73760103    6,345     672,100   SH           SOLE                   672,100    0     0
SEANERGY MARITIME CORP    *W EXP 09/24/201  Y73760111      248     515,775   SH           SOLE                   515,775    0     0
SIRIUS SATELLITE RADIO
INC                       COM               82966U103      956     650,800   SH  PUT      SOLE                   650,800    0     0
SPDR TR                   UNIT SER 1        78462F103   17,392     131,788   SH           SOLE                   131,788    0     0
SPDR TR                   UNIT SER 1        78462F103      176      20,000   SH  CALL     SOLE                    20,000    0     0
SPDR TR                   UNIT SER 1        78462F103    1,898     380,000   SH  PUT      SOLE                   380,000    0     0
SPORTS PPTYS ACQUISITION
COR                       COM               84920F107    1,364     150,000   SH           SOLE                   150,000    0     0
SWISS HELVETIA FD INC     COM               870875101      491      30,225   SH           SOLE                    30,225    0     0
SYBASE INC                COM               871130100      813      30,900   SH           SOLE                    30,900    0     0
SYNTAX BRILLIAN CORP      COM               87163L103      932      97,800   SH  PUT      SOLE                    97,800    0     0
THORNBURG MTG INC         COM               885218107      363     300,001   SH           SOLE                   571,313    0     0
THORNBURG MTG INC         COM               885218107      895     550,600   SH  PUT      SOLE                   550,600    0     0
THORNBURG MTG INC         PFD CONV SER F    885218701      396      93,190   SH           SOLE                    93,190    0     0
TREMISIS ENERGY ACQ
CORP II                   COM               89472N101    1,470     200,000   SH           SOLE                   200,000    0     0

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
TREMISIS ENERGY ACQ
CORP II                   *W EXP 12/05/201  89472N119       96     191,000   SH           SOLE                   191,000    0     0
TREMISIS ENERGY ACQ
CORP II                   UNIT 99/99/9999   89472N200    1,256     166,300   SH           SOLE                   166,300    0     0
TRI CONTL CORP            COM               895436103    2,750     157,887   SH           SOLE                   157,887    0     0
TRIAN ACQUISITION I CORP  COM               89582E108    5,016     554,300   SH           SOLE                   554,300    0     0
TRIPLECROWN ACQUISITION
CORP                      COM               89677G109    1,459     160,000   SH           SOLE                   160,000    0     0
TYCO INTL LTD BERMUDA     SHS               G9143X208       13      32,400   SH  CALL     SOLE                    32,400    0     0
UNITED REFINING ENERGY
CORP                      COM               911360105    3,628     400,000   SH           SOLE                   400,000    0     0
VERSO TECHNOLOGIES INC    COM NEW           925317208        1       7,700   SH           SOLE                     7,700    0     0
VISTA GOLD CORP           COM NEW           927926303       92      21,100   SH           SOLE                    21,100    0     0
VISTA GOLD CORP           COM NEW           927926303       40      39,500   SH  PUT      SOLE                    39,500    0     0
WELLS FARGO & CO NEW      COM               949746101      268       9,220   SH           SOLE                     9,220    0     0
WELLS FARGO & CO NEW      COM               949746101       46      25,000   SH  PUT      SOLE                    25,000    0     0
WELLS FARGO & CO NEW      COM               949746101        6       4,100   SH  CALL     SOLE                     4,100    0     0
WESTERN ASSET CLYM INFL
OPP                       COM               95766R104    1,561     130,389   SH           SOLE                   130,389    0     0
XM SATELLITE RADIO HLD    CL A              983759101    5,024     432,392   SH           SOLE                   432,392    0     0